Investment Property (Narrative) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about investment property [line items]
Estimated fair value of the investment properties	¥ 391,266	¥ 380,429	¥ 405,572
Rental income	46,700	46,164	¥ 48,553
Fair value [member] | Level 3 of fair value hierarchy [member]
Disclosure of detailed information about investment property [line items]
Estimated fair value of the investment properties	¥ 1,332,452	¥ 1,330,700